UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09293

Davis Variable Account Fund, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:        December 31
Date of reporting period:       January 1, 2003 - June 30, 2003


ITEM 1.  REPORTS TO STOCKHOLDERS

SEMI-ANNUAL REPORT

								JUNE 30, 2003

			     DAVIS VALUE PORTFOLIO
			     DAVIS FINANCIAL PORTFOLIO
			     DAVIS REAL ESTATE PORTFOLIO
			     (PORTFOLIOS OF DAVIS VARIABLE ACCOUNT FUND, INC.)


[DAVIS FUNDS LOGO]

				TABLE OF CONTENTS


Management's Discussion and Analysis:
	 Davis Value Portfolio......................................................................2
	 Davis Financial Portfolio..................................................................3
	 Davis Real Estate Portfolio................................................................4


Schedule of Investments:
	 Davis Value Portfolio......................................................................7
	 Davis Financial Portfolio.................................................................10
	 Davis Real Estate Portfolio...............................................................12


Statements of Assets and Liabilities...............................................................15


Statements of Operations...........................................................................16


Statements of Changes in Net Assets................................................................17


Notes to Financial Statements......................................................................19


Financial Highlights:
	 Davis Value Portfolio.....................................................................23
	 Davis Financial Portfolio.................................................................24
	 Davis Real Estate Portfolio...............................................................25


Directors and Officers.............................................................................26

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the six months ended June 30, 2003, the stock market, as measured by the Standard & Poor's 500(R) Index, returned 11.76%.(1) This performance reflected a vigorous rally over the last three months. In the first three months, stock prices were depressed by investor apprehension about geopolitical tensions and generally glum economic news. Although the U.S. military campaign in Iraq was brief and successful, economic uncertainty remained. Consumer spending stayed strong, but the job market deteriorated. The broad economy registered anemic growth. In March the market increased, and it continued in a positive trend through the end of June.

DAVIS VALUE PORTFOLIO

PERFORMANCE OVERVIEW

The Davis Value Portfolio returned 11.59% for the six-month period ended June 30, 2003(2), compared with a return of 11.76% for the Standard & Poor's 500(R) Index.(1) The Portfolio's investment strategy is to seek out growing companies that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in banks and savings & loans and financial services. The Portfolio's financial services holdings outperformed the S&P 500(R) Index, but the Portfolio's banks and savings & loan holdings underperformed the S&P 500(R) Index. The Portfolio's cash position reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: Progressive Corporation(3), a property/casualty insurance company, American Express, a financial services company, and Costco, a retailing company. The Portfolio held substantial positions in all three companies and all three did well over the six-month period, Progressive Corporation increased by 47.41%, American Express by 18.55% and Costco by 30.43%.

The principal detractors from performance were: Kraft Foods, Safeway, and American International Group. Kraft Foods, a food & restaurants company, decreased by 15.55%, Safeway, a retailing company, decreased by 12.41% and American International Group, a multi-line insurance company, decreased by 4.45%.

TOP 10 HOLDINGS AS OF JUNE 30, 2003                % OF NET ASSETS
-----------------------------------                ---------------
American Express Co.                                    7.82%
Altria Group, Inc.                                      6.06%
American International Group, Inc.                      5.54%
Citigroup Inc.                                          4.27%
Berkshire Hathaway Inc., Class A                        4.13%
Wells Fargo & Co.                                       3.96%
Sealed Air Corp.                                        3.82%
Costco Wholesale Corp.                                  3.73%
HSBC Holdings PLC                                       3.57%
Progressive Corp. (Ohio)                                3.55%

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS FINANCIAL PORTFOLIO

PERFORMANCE OVERVIEW

Davis Financial Portfolio returned 13.11% for the six-month period ended June 30, 2003(2), compared with a return of 11.76% for the Standard & Poor's 500(R) Index.(1) The Portfolio's investment strategy is to seek out growing financial services companies that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in banks and savings & loans and financial services. The Portfolio's financial services holdings outperformed the S&P 500(R) Index, but the Portfolio's banks and savings & loan holdings underperformed the S&P 500(R) Index. The Portfolio's largest non-financial holdings were in diversified manufacturing and business services. Business services contributed to the strong Portfolio performance while diversified manufacturing, though positive, did not perform as well as the Portfolio as a whole. The Portfolio's cash position reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: American Express(3) and Citigroup, both financial services companies, and Everest, a reinsurance company. Over the six-month period American Express increased by 18.55%, Citigroup increased by 22.96% and Everest increased by 38.74%.

The principal detractors from performance were: State Street Corporation, a banks and savings & loan company, American International Group, a multi-line insurance company, and Principal Financial Group, a life insurance company. American International Group decreased by 4.45% over the six-month period. State Street Corporation decreased by 18.57% and Principal Financial Group decreased by 8.50% prior to being sold.

TOP 10 HOLDINGS AS OF JUNE 30, 2003                % OF NET ASSETS
-----------------------------------                ---------------
American Express Co.                                    9.12%
Transatlantic Holdings, Inc.                            7.64%
Tyco International Ltd.                                 5.41%
Golden West Financial Corp.                             4.68%
Fifth Third Bancorp                                     4.67%
Citigroup Inc.                                          4.63%
Loews Corp.                                             4.45%
Wells Fargo & Co.                                       4.43%
Julius Baer Holding Ltd., Class B                       4.35%
American International Group, Inc.                      4.27%

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================

MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

DAVIS REAL ESTATE PORTFOLIO

PERFORMANCE OVERVIEW

Davis Real Estate Portfolio returned 14.15% for the six-month period ended June 30, 2003(2), compared with a return of 13.47% for the Wilshire Real Estate Securities Index.(1) The Portfolio's investment strategy is to seek out growing real estate companies (principally REITs) that can be purchased at value prices and held for the long-term.

The Portfolio's largest sector weightings were in office space REITS, and industrial REITS. The Portfolio's office space REIT holdings outperformed the Wilshire Real Estate Index, but the Portfolio's industrial REIT holdings underperformed the Wilshire Real Estate Index. The Portfolio's cash position reduced relative performance during the strong bull market.

The principal holdings contributing to performance were: Developers Diversified(3), a shopping center REIT, Chelsea Property Group, an outlet centers REIT, and General Growth Properties Pfd., a mall REIT. Over the six-month period Developers Diversified increased by 33.51%, Chelsea Property Group increased by 24.36% and General Growth Properties Pfd. increased by 21.20%.

Only two of the Portfolio's holdings declined in value. Arden Realty, an office space REIT, declined by 4.92% prior to being sold. Equity Residential, an apartment REIT, declined by 0.57%.

TOP 10 HOLDINGS AS OF JUNE 30, 2003                % OF NET ASSETS
-----------------------------------                ---------------
Centerpoint Properties Trust                            7.68%
General Growth Properties, 7.25%,
    7/15/08, Cum. Conv. Pfd.                            5.65%
ProLogis                                                4.84%
Chelsea Property Group, Inc.                            4.37%
Developers Diversified Realty Corp.                     4.23%
Boston Properties, Inc.                                 3.79%
Alexandria Real Estate Equities, Inc.                   3.56%
United Dominion Realty Trust, Inc.                      3.56%
Liberty Property Trust                                  3.55%
Duke Realty Corp.                                       3.42%

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Variable Account Funds prospectus, which contains more information about risks, charges and expenses. Please read the prospectus carefully before investing or sending money.

Davis Value Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Value Portfolio are: (1) market risk,
(2) company risk; (3) headline risk; and (4) selection risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio's investment objective is long-term growth of capital. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Financial Portfolio are: (1) market risk, (2) company risk; (3) headline risk; (4) selection risk and (5) concentrated financial services portfolio risk. See the prospectus for a full description of each risk.

Davis Financial Portfolio concentrates its investments in the financial sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio's investment objective is total return through a combination of growth and income. There can be no assurance that the Portfolio will achieve its objective. The primary risks of an investment in Davis Real Estate Portfolio are: (1) market risk, (2) company risk; (3) small and medium capitalization risk, (4) headline risk; (5) selection risk, (6) focused portfolio risk and (7) concentrated real estate portfolio risk. See the prospectus for a full description of each risk.

Davis Real Estate Portfolio concentrates its investments in the real estate sector, and it may be subject to greater risks than a portfolio that does not concentrate its investments in a particular sector. The Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a portfolio that does not concentrate its portfolio.

Davis Real Estate Portfolio is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified portfolio that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Portfolio's portfolio in a few companies, the Portfolio's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

(1) The definitions of indices and averages quoted in this report appear below. Investments cannot be made directly in either the indices or averages.

I. The S&P 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================


MANAGEMENT'S DISCUSSION AND ANALYSIS - CONTINUED

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for the periods ended June 30, 2003.

-------------------------------- ----------------- -------------------
						   INCEPTION
PORTFOLIO NAME                   1 YEAR            (JULY 1, 1999)
-------------------------------- ----------------- -------------------
Davis Value Portfolio              3.86%             (1.55%)
-------------------------------- ----------------- -------------------
Davis Financial Portfolio          3.36%              0.62%
-------------------------------- ----------------- -------------------
Davis Real Estate Portfolio        8.28%              8.83%
-------------------------------- ----------------- -------------------


Performance numbers are net of all portfolio operating expenses, but do not include any insurance charges imposed by your insurance company's separate account. If performance information included the effect of these additional charges, the total return would be lower.

Portfolio performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

(3) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments list each Portfolio's holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO
JUNE 30, 2003 (Unaudited)

												      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (93.34%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (15.36%)
       335,100    Bank One Corp. ..............................................................  $  12,459,018
       138,700    Golden West Financial Corp. .................................................     11,097,387
     1,078,827    HSBC Holdings PLC............................................................     12,767,669
       119,700    Lloyds TSB Group PLC, ADR....................................................      3,472,497
	24,300    State Street Corp. ..........................................................        957,420
       281,400    Wells Fargo & Co. ...........................................................     14,182,560
												 -------------
												    54,936,551
												 -------------
   BUILDING MATERIALS - (1.39%)
	70,700    Martin Marietta Materials, Inc. .............................................      2,376,227
	70,300    Vulcan Materials Co. ........................................................      2,606,021
												 -------------
												     4,982,248
												 -------------
   BUSINESS SERVICES - (1.06%)
	92,600    D&B Corp.*...................................................................      3,805,860
												 -------------
   CONSUMER PRODUCTS - (6.06%)
       477,200    Altria Group, Inc. ..........................................................     21,683,968
												 -------------
   DIVERSIFIED MANUFACTURING - (4.56%)
       122,100    Dover Corp. .................................................................      3,658,116
       666,858    Tyco International Ltd. .....................................................     12,656,965
												 -------------
												    16,315,081
												 -------------
   ELECTRONICS - (0.77%)
       618,800    Agere Systems Inc., Class A*.................................................      1,441,804
	82,200    Applied Materials, Inc.*.....................................................      1,303,692
												 -------------
												     2,745,496
												 -------------
   ENERGY - (5.68%)
       156,471    ConocoPhillips...............................................................      8,574,611
       141,600    Devon Energy Corp. ..........................................................      7,561,440
       100,000    EOG Resources, Inc. .........................................................      4,184,000
												 -------------
												    20,320,051
												 -------------
   FINANCIAL SERVICES - (15.44%)
       669,500    American Express Co. ........................................................     27,991,795
       357,033    Citigroup Inc. ..............................................................     15,281,012
       143,100    Loews Corp. .................................................................      6,767,199
	86,200    Moody's Corp. ...............................................................      4,543,602
	69,200    Providian Financial Corp.*...................................................        640,792
												 -------------
												    55,224,400
												 -------------
   FOOD/BEVERAGE & RESTAURANT - (3.25%)
       129,500    Diageo PLC, ADR..............................................................      5,666,920
	49,700    Hershey Foods Corp. .........................................................      3,462,102
	76,100    Kraft Foods Inc., Class A....................................................      2,477,055
												 -------------
												    11,606,077
												 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
JUNE 30, 2003 (Unaudited)

												      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - Continued

   HOTELS & MOTELS - (0.81%)
	75,300    Marriott International, Inc., Class A........................................  $   2,893,026
												 -------------
   INDUSTRIAL - (3.82%)
       286,800    Sealed Air Corp.*............................................................     13,668,888
												 -------------
   INSURANCE BROKERS - (1.08%)
       161,000    Aon Corp. ...................................................................      3,876,880
												 -------------
INVESTMENT FIRMS - (1.64%)
	63,800    Janus Capital Group Inc. ....................................................      1,046,320
       113,100    Morgan Stanley...............................................................      4,835,025
												 -------------
												     5,881,345
												 -------------
   LIFE INSURANCE - (0.63%)
	50,300    Principal Financial Group, Inc. .............................................      1,622,175
	30,700    Sun Life Financial Services of Canada Inc. ..................................        637,689
												 -------------
												     2,259,864
												 -------------
   MEDIA - (0.37%)
	33,100    WPP Group PLC, ADR...........................................................      1,325,655
												 -------------
   MULTI-LINE INSURANCE - (5.54%)
       358,937    American International Group, Inc. ..........................................     19,806,144
												 -------------
   PHARMACEUTICAL AND HEALTH CARE - (3.41%)
	89,100    Eli Lilly and Co. ...........................................................      6,145,227
	32,600    Merck & Co., Inc. ...........................................................      1,973,930
       119,660    Pfizer Inc. .................................................................      4,086,389
												 -------------
												   12,205,546
												 -------------
   PROPERTY/CASUALTY INSURANCE - (8.37%)
	   204    Berkshire Hathaway Inc., Class A*............................................     14,790,000
	    42    Berkshire Hathaway Inc., Class B*............................................        102,060
	22,200    Chubb Corp. .................................................................      1,332,000
	 1,700    Markel Corp.*................................................................        435,200
       173,700    Progressive Corp. (Ohio).....................................................     12,697,470
	12,414    Travelers Property Casualty Corp., Class A...................................        197,383
	25,505    Travelers Property Casualty Corp., Class B...................................        402,214
												 -------------
												    29,956,327
												 -------------
   PUBLISHING - (0.79%)
	36,900    Gannett Co., Inc. ...........................................................      2,834,289
												 -------------
   REAL ESTATE - (1.96%)
	 5,600    Avalonbay Communities, Inc. .................................................        238,784
       110,400    Centerpoint Properties Trust.................................................      6,762,000
												 -------------
												     7,000,784
												 -------------
   REINSURANCE - (1.67%)
	86,450    Transatlantic Holdings, Inc. ................................................      5,978,017
												 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS VALUE PORTFOLIO - CONTINUED
JUNE 30, 2003 (Unaudited)

												      VALUE
SHARES/PRINCIPAL                                   SECURITY                                         (NOTE 1)
==============================================================================================================
COMMON STOCK - Continued

   RETAILING - (5.38%)
       364,700    Costco Wholesale Corp.*...................................................... $   13,346,196
       101,900    RadioShack Corp. ............................................................      2,680,989
       157,400    Safeway Inc.*................................................................      3,220,404
												--------------
												    19,247,589
												--------------
   TECHNOLOGY - (3.22%)
       100,500    BMC Software, Inc.*..........................................................      1,641,165
	87,800    Lexmark International, Inc.*.................................................      6,213,606
       142,600    Microsoft Corp. .............................................................      3,652,699
												--------------
												    11,507,470
												--------------
   TRANSPORTATION - (1.08%)
	60,600    United Parcel Service, Inc., Class B.........................................      3,860,220
												--------------

		      Total Common Stock - (identified cost $336,931,664)......................    333,921,776
												--------------

SHORT TERM INVESTMENTS - (6.65%)

$    7,775,000    Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
		     07/01/03, dated 06/30/03, repurchase value of $7,775,274
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $7,930,500).............................................      7,775,000
     9,933,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
		     07/01/03, dated 06/30/03, repurchase value of $9,933,350
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $10,131,660)............................................      9,933,000
     6,070,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
		     07/01/03, dated 06/30/03, repurchase value of $6,070,199
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $6,191,400).............................................      6,070,000
												--------------

			   Total Short Term Investments - (identified cost $23,778,000)........     23,778,000
												--------------

		  Total Investments - (99.99%) - (identified cost $360,709,664) - (a)..........    357,699,776
		  Other Assets Less Liabilities - (0.01%)......................................         37,590
												--------------
		      Net Assets - (100%)...................................................... $  357,737,366
												==============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $361,737,624. At June 30,
2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

		  Unrealized appreciation...................................................... $   27,549,454
		  Unrealized depreciation......................................................    (31,587,302)
												--------------
			Net unrealized depreciation............................................ $   (4,037,848)
												==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO
JUNE 30, 2003 (Unaudited)

												      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK - (98.76%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (20.65%)
	33,800    Bank One Corp. ..............................................................  $   1,256,684
	37,250    Fifth Third Bancorp..........................................................      2,136,660
	26,800    Golden West Financial Corp. .................................................      2,144,268
       146,602    HSBC Holdings PLC............................................................      1,734,682
	 3,320    Lloyds TSB Group PLC.........................................................         23,611
	 4,500    Lloyds TSB Group PLC, ADR....................................................        130,545
	40,200    Wells Fargo & Co. ...........................................................      2,026,080
												 -------------
												     9,452,530
												 -------------
   BUSINESS SERVICES - (3.95%)
	44,000    D&B Corp.*...................................................................      1,808,400
												 -------------
   CONSUMER PRODUCTS - (4.05%)
	40,800    Altria Group, Inc. ..........................................................      1,853,952
												 -------------
   DIVERSIFIED MANUFACTURING - (5.41%)
       130,500    Tyco International Ltd. .....................................................      2,476,890
												 -------------
   FINANCIAL SERVICES - (24.24%)
	99,900    American Express Co. ........................................................      4,176,819
	16,050    Charles Schwab Corp. ........................................................        161,944
	49,500    Citigroup Inc. ..............................................................      2,118,600
	21,500    H&R Block, Inc. .............................................................        929,875
	43,100    Loews Corp. .................................................................      2,038,199
	26,200    Moody's Corp.  ..............................................................      1,381,002
	31,000    Providian Financial Corp.*...................................................        287,060
												 -------------
												    11,093,499
												 -------------
   INDUSTRIAL - (3.49%)
	33,500    Sealed Air Corp.*............................................................      1,596,610
												 -------------
   INSURANCE BROKERS - (2.09%)
	39,800    Aon Corp. ...................................................................        958,384
												 -------------
   INVESTMENT FIRMS - (5.79%)
	40,400    Janus Capital Group Inc. ....................................................        662,560
	 8,100    Julius Baer Holding Ltd., Class B............................................      1,989,937
												 -------------
												     2,652,497
												 -------------
   MULTI-LINE INSURANCE - (4.27%)
	35,387    American International Group, Inc. ..........................................      1,952,655
												 -------------
   PROPERTY/CASUALTY INSURANCE - (13.94%)
	     7    Berkshire Hathaway Inc., Class A*............................................        507,500
	   655    Berkshire Hathaway Inc., Class B*............................................      1,591,650
	51,000    Cincinnati Financial Corp. ..................................................      1,891,335
	17,200    FPIC Insurance Group, Inc.*..................................................        239,338
	 4,300    Markel Corp.*................................................................      1,100,800

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS FINANCIAL PORTFOLIO - CONTINUED
JUNE 30, 2003 (Unaudited)

												      VALUE
SHARES/PRINCIPAL                                  SECURITY                                          (NOTE 1)
===============================================================================================================
COMMON STOCK  - Continued

   PROPERTY/CASUALTY INSURANCE - CONTINUED
	14,400    Progressive Corp. (Ohio) ....................................................  $   1,052,640
												 -------------
												     6,383,263
												 -------------
   REINSURANCE - (10.88%)
	19,400    Everest Re Group, Ltd. ......................................................      1,484,100
	50,550    Transatlantic Holdings, Inc. ................................................      3,495,532
												 -------------
												     4,979,632
												 -------------

		      Total Common Stock - (identified cost $44,326,801).......................     45,208,312
												 -------------


SHORT TERM INVESTMENTS - (0.89%)
$      132,000    Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
		     07/01/03, dated 06/30/03, repurchase value of $132,005
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $134,640)...............................................        132,000
       170,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
		     07/01/03, dated 06/30/03, repurchase value of $170,006
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $173,400)...............................................        170,000
       104,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
		     07/01/03, dated 06/30/03, repurchase value of $104,003
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $106,080)...............................................        104,000
												 -------------

			   Total Short Term Investments - (identified cost $406,000)...........        406,000
												 -------------

		  Total Investments - (99.65%) - (identified cost $44,732,801) - (a)...........     45,614,312
		  Other Assets Less Liabilities - (0.35%)......................................        159,162
												 -------------
		      Net Assets - (100%)......................................................  $  45,773,474
												 =============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $45,080,045. At June 30,
2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

		  Unrealized appreciation......................................................  $   4,049,602
		  Unrealized depreciation......................................................     (3,515,335)
												 -------------
			Net unrealized appreciation............................................  $     534,267
												 =============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO
JUNE 30, 2003 (Unaudited)

												      VALUE
SHARES                                                SECURITY                                      (NOTE 1)
==============================================================================================================
COMMON STOCK - (84.31%)

   APARTMENTS (REITS) - (11.44%)
	17,200    Archstone-Smith Trust........................................................  $     412,800
	13,800    Avalonbay Communities, Inc. .................................................        588,432
	   100    Equity Residential...........................................................          2,597
	 5,400    Essex Property Trust, Inc. ..................................................        309,150
	16,800    Home Properties of New York, Inc. ...........................................        592,032
	49,900    United Dominion Realty Trust, Inc. ..........................................        859,278
												 -------------
												     2,764,289
												 -------------
   DIVERSIFIED - (3.46%)
	23,100    Catellus Development Corp.*..................................................        508,200
	 7,900    Forest City Enterprises, Inc., Class A.......................................        327,455
												 -------------
												       835,655
												 -------------
   DIVERSIFIED (REITS) - (10.37%)
	30,000    Duke Realty Corp. ...........................................................        826,500
	24,800    Liberty Property Trust.......................................................        858,080
	18,831    Vornado Realty Trust.........................................................        821,032
												 -------------
												     2,505,612
												 -------------
   FORESTRY (REITS) - (2.91%)
	27,100    Plum Creek Timber Co., Inc. .................................................        703,245
												 -------------
   HOTELS & LODGING - (1.50%)
	12,700    Starwood Hotels & Resorts Worldwide, Inc. ...................................        363,093
												 -------------
   INDUSTRIAL (REITS) - (13.65%)
	30,300    Centerpoint Properties Trust.................................................      1,855,875
	 8,700    First Industrial Realty Trust, Inc. .........................................        274,920
	42,800    ProLogis.....................................................................      1,168,440
												 -------------
												     3,299,235
												 -------------
   MALLS (REITS) - (11.04%)
	18,500    CBL & Associates Properties, Inc. ...........................................        795,500
	 8,300    General Growth Properties, Inc. .............................................        518,252
	14,600    Rouse Co. ...................................................................        556,260
	20,400    Simon Property Group, Inc. ..................................................        796,212
												 -------------
												     2,666,224
												 -------------
   OFFICE SPACE (REITS) - (15.69%)
	19,100    Alexandria Real Estate Equities, Inc. .......................................        859,500
	20,900    Boston Properties, Inc. .....................................................        915,420
	25,400    CarrAmerica Realty Corp. ....................................................        706,374
	15,700    Corporate Office Properties Trust............................................        265,801
	24,623    Equity Office Properties Trust...............................................        665,067
	 8,600    Parkway Properties, Inc. ....................................................        361,630
	   500    SL Green Realty Corp. .......................................................         17,445
												 -------------
												     3,791,237
												 -------------

				       12

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - CONTINUED
JUNE 30, 2003 (Unaudited)

												      VALUE
SHARES                                           SECURITY                                           (NOTE 1)
==============================================================================================================
COMMON STOCK  - CONTINUED
   OUTLET CENTERS (REITS) - (4.37%)
	26,200    Chelsea Property Group, Inc. ................................................  $   1,056,122
												 -------------
   SHOPPING CENTERS (REITS) - (9.88%)
	35,925    Developers Diversified Realty Corp. .........................................      1,021,707
	15,900    Kimco Realty Corp. ..........................................................        602,610
	21,800    Regency Centers Corp. .......................................................        762,564
												 -------------
												     2,386,881
												 -------------

		    Total Common Stock - (identified cost $18,192,184).........................     20,371,593
												 -------------

PREFERRED STOCK - (9.42%)

   APARTMENTS (REITS) - (0.50%)
	   200    Apartment Investment & Management Co., 9.00%, Series P,
		    Cum. Conv. Pfd. ...........................................................          5,064
	 2,000    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................         58,250
	 1,600    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................         45,120
	   400    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................         11,170
												 -------------
												       119,604
												 -------------
   MALLS (REITS) - (5.65%)
	34,800    General Growth Properties, 7.25%, 7/15/08, Cum. Conv. Pfd. ..................      1,363,986
												 -------------
   OFFICE SPACE (REITS) - (3.27%)
	21,900    SL Green Realty Corp., 8.00%, 4/15/08, Cum. Conv. Pfd. ......................        791,137
												 -------------

		    Total Preferred Stock - (identified cost $1,834,070).......................      2,274,727
												 -------------

DAVIS VARIABLE ACCOUNT FUND, INC.
SCHEDULE OF INVESTMENTS
DAVIS REAL ESTATE PORTFOLIO - CONTINUED
JUNE 30, 2003 (Unaudited)

												      VALUE
PRINCIPAL                                             SECURITY                                      (NOTE 1)
==============================================================================================================
SHORT TERM INVESTMENTS - (7.16%)

$      565,000    Banc of America Securities, LLC Joint Repurchase Agreement, 1.27%,
		     07/01/03, dated 06/30/03, repurchase value of $565,020
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $576,300)..............................................   $     565,000
       723,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 1.27%,
		     07/01/03, dated 06/30/03, repurchase value of $723,026
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $737,460)...............................................        723,000
       442,000    UBS Financial Services Inc. Joint Repurchase Agreement, 1.18%,
		     07/01/03, dated 06/30/03, repurchase value of $442,014
		     (collateralized by: U.S. Government obligations in a pooled cash account,
		    total market value $450,840)...............................................        442,000
												 -------------

			   Total Short Term Investments - (identified cost $1,730,000).........      1,730,000
												 -------------

		  Total Investments - (100.89%) - (identified cost $21,756,254) - (a)..........     24,376,320
		  Liabilities Less Other Assets - (0.89%)......................................       (214,941)
												 -------------
		      Net Assets - (100%)......................................................  $  24,161,379
												 =============

*Non-Income Producing Security.

 (a) Aggregate cost for Federal Income Tax purposes is $21,800,977. At June 30,
2003 unrealized appreciation (depreciation) of securities for Federal Income Tax purposes is as follows:

		  Unrealized appreciation......................................................  $   2,706,504
		  Unrealized depreciation......................................................       (131,161)
												 -------------
			Net unrealized appreciation............................................  $   2,575,343
												 =============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At June 30, 2003 (Unaudited)

============================================================================================================
											     DAVIS
							   DAVIS          DAVIS               REAL
							   VALUE         FINANCIAL           ESTATE
							 PORTFOLIO       PORTFOLIO          PORTFOLIO
							 ---------       ---------          ---------
ASSETS:
   Investments in securities, at value
     * (see accompanying Schedules
     of Investments)..............................    $   357,699,776    $   45,614,312   $   24,376,320
   Cash...........................................             10,957             8,040           24,304
   Receivables:
     Dividends and interest.......................            443,249            69,551          117,317
     Capital stock sold...........................            347,861            89,502           40,363
     Investment securities sold...................             -                 47,398          -
   Prepaid expenses...............................              2,300             -                  370
						      ---------------    --------------   --------------
			     Total assets.........        358,504,143        45,828,803       24,558,674
						      ---------------    --------------   --------------
LIABILITIES:
   Payables:
     Capital stock reacquired.....................              1,482             5,803           22,529
     Investment securities purchased..............            497,256             -              347,118
   Accrued expenses...............................            268,039            49,526           27,648
						      ---------------    --------------   --------------
			     Total liabilities....            766,777            55,329          397,295
						      ---------------    --------------   --------------

NET ASSETS .......................................    $   357,737,366    $   45,773,474   $   24,161,379
						      ===============    ==============   ==============

SHARES OUTSTANDING (NOTE 4).......................         39,110,070         4,573,236        2,041,409
						      ===============    ==============   ==============

NET ASSET VALUE, offering and
     redemption price per share (Net
     Assets / Shares Outstanding).................        $      9.15        $    10.01       $    11.84
							  ===========        ==========       ==========

NET ASSETS CONSIST OF:
   Par value of shares of capital stock...........    $        39,110    $        4,573   $        2,041
   Additional paid-in capital.....................        390,298,147        45,813,333       21,417,593
   Undistributed net investment income............          1,388,371           118,278          230,143
   Accumulated net realized losses from
     investments and foreign currency transactions        (30,978,374)       (1,044,221)        (108,464)
     Net unrealized appreciation (depreciation) on
     investments..................................         (3,009,888)          881,511        2,620,066
						      ---------------    --------------   --------------
						      $   357,737,366    $   45,773,474   $   24,161,379
						      ===============    ==============   ==============

* Including repurchase agreements of $23,778,000, $406,000 and $1,730,000 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively, and cost of $360,709,664, $44,732,801 and $21,756,254 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2003 (Unaudited)



=============================================================================================================
												DAVIS
							  DAVIS              DAVIS               REAL
							  VALUE             FINANCIAL           ESTATE
							PORTFOLIO           PORTFOLIO         PORTFOLIO
							---------           ----------        ---------
Investment  Income:
Income:
   Dividends*.....................................    $     2,509,889    $       276,592   $       554,084
   Interest.......................................            137,210             12,478             8,176
						      ---------------    ---------------   ---------------
       Total income...............................          2,647,099            289,070           562,260
						      ---------------    ---------------   ---------------
Expenses:
   Management fees (Note 2).......................          1,137,405            135,532            77,680
   Custodian fees.................................             51,328             11,556             8,884
   Transfer agent fees............................              6,096              5,536             5,526
   Audit fees.....................................              6,000              4,200             4,200
   Accounting fees (Note 2).......................              3,000              3,000             3,000
   Legal fees.....................................              5,409                658               363
   Reports to shareholders........................             18,819              1,006               650
   Directors' fees and expenses...................             26,294              3,331             1,836
   Registration and filing fees...................              2,734                554               441
   Miscellaneous..................................              1,710              6,933             2,980
						      ---------------    ---------------   ---------------
       Total expenses.............................          1,258,795            172,306           105,560
       Expenses paid indirectly (Note 5)..........                (67)               (19)              (14)
       Reimbursement/waiver of expenses by
	 adviser (Note 2).........................             -                  -                 (1,972)
						      ---------------    ---------------   ---------------

       Net expenses...............................          1,258,728            172,287           103,574
						      ---------------    ---------------   ---------------
	 Net investment income....................          1,388,371            116,783           458,686
						      ---------------    ---------------   ---------------

REALIZED  AND  UNREALIZED
GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) from:
     Investment transactions......................         (3,996,035)           (45,837)           52,260
     Foreign currency transactions................                 73                (40)           -
   Net change in unrealized appreciation
     (depreciation) of investments................         38,350,948          4,985,634         2,354,553
						      ---------------    ----------------  ---------------
   Net realized and unrealized gain on
     investments and foreign currency.............         34,354,986          4,939,757         2,406,813
						      ---------------    ---------------   ---------------
       Net increase in net assets resulting
	 from operations..........................    $    35,743,357    $     5,056,540   $     2,865,499
						      ===============    ===============   ===============

*Net of foreign taxes withheld as follows.........    $        27,546    $         6,510            -



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 2003
(Unaudited)



================================================================================================================
												DAVIS
							   DAVIS             DAVIS               REAL
							   VALUE           FINANCIAL            ESTATE
							 PORTFOLIO         PORTFOLIO           PORTFOLIO
							 ---------         ---------           ---------
OPERATIONS:
    Net investment income.......................     $      1,388,371    $       116,783   $        458,686
    Net realized gain (loss) from investment
      and foreign currency transactions.........           (3,995,962)           (45,877)            52,260
    Net change in unrealized appreciation
      (depreciation) of investments.............           38,350,948          4,985,634          2,354,553
						     ----------------    ---------------   ----------------
    Net increase in net assets resulting
      from operations...........................           35,743,357          5,056,540          2,865,499

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.......................              -                   -                (228,543)


CAPITAL SHARE TRANSACTIONS
    (NOTE 4)....................................           38,954,829          9,008,175          2,718,215
						     ----------------    ---------------   ----------------

Total increase in net assets....................           74,698,186         14,064,715          5,355,171

NET ASSETS:
    Beginning of period.........................          283,039,180         31,708,759         18,806,208
						     ----------------    ---------------   ----------------
    End of period (Including undistributed net
      investment income of $1,388,371, $118,278
      and $230,143 for Davis Value Portfolio,
      Davis Financial Portfolio and Davis Real
      Estate Portfolio, respectively)...........     $    357,737,366    $    45,773,474   $     24,161,379
						     ================    ===============   ================




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2002


===========================================================================================================
												 DAVIS
							   DAVIS            DAVIS                REAL
							   VALUE           FINANCIAL            ESTATE
							 PORTFOLIO         PORTFOLIO           PORTFOLIO
							 ---------         ---------           ---------
OPERATIONS:
    Net investment income.......................     $      1,990,225    $        85,894   $        570,931
    Net realized gain (loss) from investment
      and foreign currency transactions.........          (19,267,559)           131,045            (21,232)
    Net change in unrealized appreciation
      (depreciation) of investments.............          (34,278,032)        (4,983,122)          (144,949)
						     ----------------    ---------------   ----------------
    Net increase (decrease) in net assets resulting
      from operations...........................          (51,555,366)        (4,766,183)           404,750

DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS FROM:
    Net investment income.......................           (1,990,246)           (81,866)          (570,931)
    Return of capital ..........................             (231,807)            -                (200,589)

CAPITAL SHARE TRANSACTIONS
    (NOTE 4)....................................           57,858,147         11,970,166          9,144,312
						     ----------------    ---------------   ----------------

Total increase in net assets....................            4,080,728          7,122,117          8,777,542

NET ASSETS:
    Beginning of year...........................         278,958,452          24,586,642         10,028,666
						     ----------------    ---------------   ----------------
    End of year (Including undistributed net
      investment income of $1,495 for
      Davis Financial Portfolio)...............      $    283,039,180    $    31,708,759   $     18,806,208
						     ================    ===============   ================




SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS
June 30, 2003 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Davis Variable Account Fund, Inc. consists of three series of Funds, Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio (collectively "the Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. Shares of the Funds may only be purchased by insurance companies for the purpose of funding variable annuity or variable life insurance contracts. The Funds account separately for the assets, liabilities and operations of each series. The following is a summary of significant accounting policies followed by the Funds in the preparation of financial statements.

Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio are diversified, professionally managed stock-oriented funds.

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)

================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (Continued)

Reported net realized foreign exchange gains or losses arise from the sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At June 30, 2003, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

				  DAVIS                 DAVIS                   DAVIS
				  VALUE               FINANCIAL               REAL ESTATE
				PORTFOLIO             PORTFOLIO                PORTFOLIO
				---------             ---------                ---------
EXPIRING
--------
12/31/2009                 $    6,568,000          $   650,000              $       -
12/31/2010                     19,386,000                    -                  116,000
			   --------------          -----------              -----------
Total                      $   25,954,000          $   650,000              $   116,000

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses) and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes and the tax deferral of losses on "wash sale" transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations.

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)

================================================================================

NOTE 2 - INVESTMENT ADVISORY FEES

     The fee for each of the Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio is 0.75% of the respective Fund's average annual net assets.

     State Street Bank and Trust Company ("State Street Bank") is the Funds' primary transfer agent. Davis Advisors (the "Adviser") is also paid for certain transfer agent services. The fee paid to the Adviser for the six months ended June 30, 2003 was $27 for Davis Value Portfolio, $17 for Davis Financial Portfolio and $15 for Davis Real Estate Portfolio. State Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the six months ended June 30, 2003 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio amounted to $3,000 for each portfolio. The Adviser contractually agreed to waive expenses incurred by the Funds in the current fiscal period that exceed 1% of the Fund's average net assets. This agreement resulted in a waiver of expenses of $1,972 for Davis Real Estate Portfolio. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

     Davis Selected Advisers - NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. The Funds pay no fees directly to DSA-NY.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities) during the six months ended June 30, 2003 were as follows:

							  DAVIS                 DAVIS                   DAVIS
							  VALUE               FINANCIAL               REAL ESTATE
							PORTFOLIO             PORTFOLIO                PORTFOLIO
							---------             ---------                ---------
Cost of purchases...............................   $    50,505,161        $   12,808,362           $   4,528,414
Proceeds of sales................................  $     6,347,605        $    2,340,490           $   2,439,945

DAVIS VARIABLE ACCOUNT FUND, INC.
NOTES TO FINANCIAL STATEMENTS - (Continued)
June 30, 2003 (Unaudited)

================================================================================

NOTE 4 - CAPITAL STOCK

    At June 30, 2003, there were 5 billion shares of capital stock ($0.001 par value per share) authorized. Transactions in capital stock were as follows:

									    SIX MONTHS ENDED
									      JUNE 30, 2003
									       (UNAUDITED)

								  DAVIS          DAVIS             DAVIS
								  VALUE        FINANCIAL        REAL ESTATE
								PORTFOLIO      PORTFOLIO         PORTFOLIO
								---------      ---------         ---------
Shares sold...............................................      6,274,556      1,278,608            549,713
Shares issued in reinvestment of distributions............              -              -             21,064
							      -----------     ----------         ----------
								6,274,556      1,278,608            570,777
Shares redeemed...........................................     (1,673,799)      (289,503)          (322,002)
							      -----------     ----------         ----------
      Net increase........................................      4,600,757        989,105            248,775
							      ===========     ==========         ==========

Proceeds from shares sold.................................    $52,620,471    $11,561,599        $ 6,043,473
Proceeds from shares issued in
    reinvestment of distributions.........................              -              -            228,543
							      -----------    -----------        -----------
							       52,620,471     11,561,599          6,272,016
Cost of shares redeemed...................................    (13,665,642)    (2,553,424)        (3,553,801)
							      -----------    ------------       -----------
      Net increase........................................    $38,954,829     $9,008,175        $ 2,718,215
							      ===========    ===========        ===========

									       YEAR ENDED
									    DECEMBER 31, 2002

								  DAVIS          DAVIS             DAVIS
								  VALUE        FINANCIAL        REAL ESTATE
								PORTFOLIO      PORTFOLIO         PORTFOLIO
								---------      ---------         ---------
Shares sold...............................................      11,607,393       2,012,142        1,636,694
Shares issued in reinvestment of distributions............         271,582           9,314           72,310
							       -----------      ----------        ---------
								11,878,975       2,021,456        1,709,004
Shares redeemed...........................................      (5,621,026)       (741,759)        (885,445)
							       -----------      ----------        ---------
      Net increase........................................       6,257,949       1,279,697          823,559
							       ===========      ==========        =========

Proceeds from shares sold.................................    $104,119,645     $19,041,472      $17,682,748
Proceeds from shares issued in
    reinvestment of distributions.........................       2,222,053          81,866          771,520
							       -----------     -----------      -----------
							       106,341,698      19,123,338       18,454,268
Cost of shares redeemed...................................     (48,483,551)     (7,153,172)      (9,309,956)
							       -----------     -----------      -----------
      Net increase........................................     $57,858,147     $11,970,166       $9,144,312
							       ===========     ===========      ===========

NOTE 5 - EXPENSES PAID INDIRECTLY

    Under an agreement with the custodian bank, each Fund's custodian fees are reduced for earnings on cash balances maintained at the custodian by the Funds. Such reductions amounted to $67, $19 and $14 for Davis Value Portfolio, Davis Financial Portfolio and Davis Real Estate Portfolio, respectively, during the six months ended June 30, 2003.

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS VALUE PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:


												     JULY 1, 1999
					    SIX MONTHS                                               (COMMENCEMENT
					       ENDED               YEAR ENDED DECEMBER 31,           OF OPERATIONS)
					   JUNE 30, 2003    ----------------------------------          THROUGH
					    (UNAUDITED)        2002         2001          2000     DECEMBER 31, 1999
					    -----------        ----         ----          ----     -----------------

Net Asset Value, Beginning of Period.      $     8.20       $     9.87   $    11.06   $    10.25         $    10.00
					   ----------       ----------   ----------   ----------         ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.04             0.06         0.04         0.03               0.01
 Net Realized and Unrealized
    Gains (Losses)......................         0.91            (1.66)       (1.19)        0.92               0.25
					   ----------       ----------   ----------   ----------         ----------
    Total From Investment Operations....         0.95            (1.60)       (1.15)        0.95               0.26

Dividends and  Distributions
 Dividends from Net Investment Income...         -               (0.06)       (0.04)       (0.03)             (0.01)
 Return of Capital......................         -               (0.01)        -(3)         -(3)                -(3)
 Distributions from Realized Gains......         -                -            -           (0.11)               -
					   ----------       ----------   ----------   ----------         ----------
    Total Dividends and Distributions...         -               (0.07        (0.04)       (0.14)             (0.01)
					   ----------       ----------   ----------   ----------         ----------

Net Asset Value, End of Period..........   $     9.15       $     8.20   $     9.87   $    11.06         $    10.25
					   ==========       ==========   ==========   ==========         ==========

Total Return(1).........................       11.59%         (16.26)%     (10.39)%        9.30%              2.64%

Ratios/Supplemental Data
Net Assets, End of Period (000 omitted).     $357,737         $283,039     $278,958     $120,209            $12,668
Ratio of Expenses to Average Net Assets.       0.83%*            0.83%        0.87%     1.00%(4)          1.00%*(4)
Ratio of Net Investment Income to
    Average Net Assets..................       0.92%*            0.70%        0.55%        0.73%             0.43%*
Portfolio Turnover Rate(2)..............           2%              24%          18%          10%                 5%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.


(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.01% and 2.29% for 2000 and 1999, respectively.

*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:


												    JULY 1, 1999
					   SIX MONTHS                                               (COMMENCEMENT
					      ENDED             YEAR ENDED DECEMBER 31,            OF OPERATIONS)
					  JUNE 30, 2003 -----------------------------------            THROUGH
					   (UNAUDITED)     2002          2001          2000      DECEMBER 31, 1999
					   -----------     ----          ----          ----      -----------------


Net Asset Value, Beginning of Period....   $     8.85   $    10.67     $    11.91    $     9.26      $    10.00
					   ----------   ----------     ----------    ----------      ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.03         0.02           -             0.01            0.02
 Net Realized and Unrealized
    Gains (Losses)......................         1.13        (1.82)         (1.24)         2.84           (0.74)
					   ----------   ----------     ----------    ----------      ----------
    Total From Investment Operations....         1.16        (1.80)         (1.24)         2.85           (0.72)

Dividends and  Distributions
 Dividends from Net Investment Income...         -           (0.02)          -(3)         (0.01)          (0.02)
 Return of Capital......................         -            -              -(3)          -(3)            -(3)
 Distributions from Realized Gains......         -            -              -            (0.19)           -
					   ----------   ----------     ----------    ----------      ----------
    Total Dividends and Distributions...         -           (0.02)          -            (0.20)          (0.02)
					   ----------   ----------     ----------    ----------      ----------

Net Asset Value, End of Period..........   $    10.01   $     8.85     $    10.67    $    11.91      $     9.26
					   ==========   ==========     ==========    ==========      ==========

Total Return(1).........................       13.11%     (16.84)%       (10.37)%        30.97%         (7.17)%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)      $45,773      $31,709        $24,587       $14,770          $3,471
 Ratio of Expenses to Average Net Assets       0.95%*        0.99%       1.00%(4)      1.00%(4)    1.02%*(4),(5)
 Ratio of Net Investment Income to
    Average Net Assets..................       0.65%*        0.32%          0.04%         0.18%          0.76%*
 Portfolio Turnover Rate(2).............           7%          23%            24%           26%              9%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Less than $0.005 per share.

(4) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.04%, 1.55% and 4.26% for 2001, 2000 and 1999, respectively.

(5) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 1999.

*   Annualized



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE PORTFOLIO

================================================================================

The following financial information represents data for each share of capital stock outstanding throughout each period:


													JULY 1, 1999
					   SIX MONTHS                                                   (COMMENCEMENT
					      ENDED               YEAR ENDED DECEMBER 31,              OF OPERATIONS)
					  JUNE 30, 2003    --------------------------------------          THROUGH
					   (UNAUDITED)       2002          2001           2000      DECEMBER 31, 1999
					   -----------       ----          ----           ----      -----------------

Net Asset Value, Beginning of Period....   $    10.49    $    10.35     $    10.38    $     8.71       $    10.00
					   ----------    ----------     ----------    ----------       ----------

Income (Loss) From Investment Operations
 Net Investment Income..................         0.24          0.36           0.36          0.33             0.18
 Net Realized and Unrealized
    Gains (Losses)......................         1.23          0.25           0.19          1.67            (1.26)
					   ----------    ----------     ----------    ----------       ----------
    Total From Investment Operations....         1.47          0.61           0.55          2.00            (1.08)

Dividends and  Distributions
 Dividends from Net Investment Income...        (0.12)        (0.36)         (0.36)        (0.33)           (0.18)
 Return of Capital......................         -            (0.11)         (0.07)         -               (0.03)
 Distributions from Realized Gains......         -             -             (0.11)         -                -
 Distributions in Excess of Net
    Investment Income...................         -             -             (0.04)         -                -
					   ----------    ----------     ----------    ----------       ----------
    Total Dividends and Distributions...        (0.12)        (0.47)         (0.58)        (0.33)           (0.21)
					   ----------    ----------     ----------    ----------       ----------

Net Asset Value, End of Period..........   $    11.84    $    10.49     $    10.35    $    10.38       $     8.71
					   ==========    ==========     ==========    ==========       ==========

Total Return(1).........................       14.15%         5.89%          5.50%        23.33%         (10.79)%

Ratios/Supplemental Data
 Net Assets, End of Period (000 omitted)      $24,161       $18,806        $10,029        $4,853             $610
 Ratio of Expenses to Average Net Assets    1.00%*(3)      1.00%(3)       1.00%(3)  1.07%(3),(4)    1.21%*(3),(4)
 Ratio of Net Investment Income to
    Average Net Assets..................       4.43%*         3.54%          3.70%         4.31%           4.41%*
 Portfolio Turnover Rate(2).............          12%           52%            45%           16%              21%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one year and do not reflect charges attributable to your insurance company's separate account. Inclusion of these charges would reduce the total returns shown.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3) Had the Adviser not absorbed certain expenses the ratio of expenses to average net assets would have been 1.02%, 1.10%, 1.39%, 3.15% and 11.91% for the six months ended June 30, 2003 and the years ended December 31, 2002, 2001, 2000 and 1999, respectively.

(4) Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.00% for 2000 and 1999.

*   Annualized


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

================================================================================


				    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

									    NUMBER OF
				    TERM OF                                 PORTFOLIOS IN
				    OFFICE AND     PRINCIPAL                FUND COMPLEX
		   POSITION(S)HELD  LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       WITH FUND        TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS

WESLEY E.          Director         director       President of Bass &            11         none
BASS, JR.                           since 1990     Associates (financial
(born 8/21/31)                                     consulting); formerly
						   First Deputy City
						   Treasurer, City of
						   Chicago; and Executive
						   Vice President,
						   Chicago Title and Trust
						   Company (bank and trust).

MARC P. BLUM       Director         director       Chief Executive                11         Director, Mid-Atlantic Realty
(born 9/9/42)                       since 1986     Officer, World Total                      Trust (real estate investment
						   Return Fund, LLP; Of                      trust), Legg Mason Trust
						   Counsel to Gordon,                        (asset management company)
						   Feinblatt, Rothman,                       and Rodney Trust Company
						   Hoffberger and                            (Delaware); Trustee, College
						   Hollander, LLC (law                       of Notre Dame of Maryland,
						   firm).                                    McDonogh School and other
											     public charities, private
											     foundations and businesses.

JERRY D. GEIST     Director         director       Chairman, Santa Fe             11         Director, CH2M-Hill, Inc.
(born 5/23/34)                      since 1986     Center Enterprises                        (engineering); Member,
						   (energy project                           Investment Committee for
						   development); Retired                     Microgeneration Technology
						   Chairman and                              Fund, UTECH Funds.
						   President, Public
						   Service Company of New
						   Mexico.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


			      DIRECTORS - CONTINUED

									    NUMBER OF
				    TERM OF                                 PORTFOLIOS IN
				    OFFICE AND     PRINCIPAL                FUND COMPLEX
		   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
Independent Directors - Continued

D. JAMES GUZY      Director         director       Chairman, PLX                  11         Director, Intel Corp.
(born 3/7/36)                       since 1982     Technology, Inc.                          (semi-conductor
						   (semi-conductor                           manufacturer), Cirrus Logic
						   manufacturer).                            Corp. (semi-conductor
											     manufacturer), Alliance
											     Technology Fund (a mutual
											     fund), Micro Component
											     Technology, Inc.
											     (micro-circuit handling and
											     testing equipment
											     manufacturer), Novellus
											     Systems, Inc. (semi-conductor
											     manufacturer) and
											     LogicVision, Inc.
											     (semi-conductor software
											     company).

G. BERNARD         Director         director       Managing General               11         none
HAMILTON                            since 1978     Partner, Avanti
(born 3/18/37)                                     Partners, L.P.
						   (investment
						   partnership).

ROBERT P.          Director         director       Chairman, Northroad            11         none
MORGENTHAU                          since 2002     Capital Management (an
(born 3/22/57)                                     investment management
						   firm) since June 2002;
						   President of Asset
						   Management Group of
						   Bank of America (an
						   investment management
						   firm) from 2001 until
						   2002; prior to that a
						   managing director and
						   global head of
						   marketing and
						   distribution for
						   Lazard Asset
						   Management (an
						   investment management
						   firm) for ten years.


THEODORE B.        Director         director       Chairman, of John              11         Mayor of the Incorporated
SMITH, JR.                          since 2001     Hassall, Inc.                             Village of Mill Neck.
(born 12/23/32)                                    (fastener
						   manufacturing);
						   Chairman of Cantrock
						   Realty.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


			      DIRECTORS - CONTINUED


									    NUMBER OF
				    TERM OF                                 PORTFOLIOS IN
				    OFFICE AND     PRINCIPAL                FUND COMPLEX
		   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R.       Director         director       General Partner of             11         none
SONNE                               since 1990     Tuxedo Park Associates
(born 5/6/36)                                      (land holding and
						   development firm);
						   President and Chief
						   Executive Officer of
						   Mulford Securities
						   Corporation (private
						   investment fund) until
						   1990; formerly Vice
						   President of Goldman
						   Sachs & Co.
						   (investment banking).

Marsha Williams    Director         director       Executive Vice                 15         Director of the Selected
(born 3/28/51)                      since 1999     President and Chief                       Funds (consisting of four
						   Financial Officer of                      portfolios) since 1996;
						   Equity Office                             Director, Modine
						   Properties Trust (a                       Manufacturing, Inc. (heat
						   real estate investment                    transfer technology);
						   trust); Former Chief                      Director, Chicago Bridge &
						   Administrative Officer                    Iron Company, N.V.
						   of Crate & Barrel                         (industrial construction and
						   (home furnishings                         engineering).
						   retailer); former Vice
						   President and
						   Treasurer, Amoco
						   Corporation (oil & gas
						   company).

INSIDE DIRECTORS*

Jeremy H. Biggs    Director/        director       Vice Chairman, Head of         11         Director of the Van Eck/Chubb
(born 8/16/35)     Chairman         since 1994     Equity Research,                          Funds six portfolios (mutual
						   Chairman of U.S.                          fund).
						   Investment Policy
						   Committee and Member
						   of the International
						   Investment Committee,
						   all for Fiduciary
						   Trust Company
						   International (money
						   management firm)
						   Consultant to Davis
						   Selected Advisers,
						   L.P.

DAVIS VARIABLE ACCOUNT FUND, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

			      DIRECTORS - CONTINUED

									    NUMBER OF
				    TERM OF                                 PORTFOLIOS IN
				    OFFICE AND     PRINCIPAL                FUND COMPLEX
		   POSITION(S)      LENGTH OF      OCCUPATION(S) DURING     OVERSEEN BY      OTHER DIRECTORSHIPS HELD BY
NAME AND AGE       HELD WITH FUND   TIME SERVED    PAST FIVE YEARS          DIRECTOR         DIRECTOR
------------------ ---------------- -------------- ------------------------ ---------------- -------------------------------
INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS    Director         director       President or Vice              15         Director of the Selected
(born 6/25/63)                      since 1997     President of each                         Funds (consisting of four
						   Davis Fund and                            portfolios) since 1998.
						   Selected Fund;
						   President, Davis
						   Selected Advisers,
						   L.P., and also serves
						   as an executive
						   officer in certain
						   companies affiliated
						   with the Adviser.

CHRISTOPHER C.     Director         director       Chief Executive                15         Director of the Selected
DAVIS                               since 1997     Officer, President or                     Funds (consisting of four
(born 7/13/65)                                     Vice President of each                    portfolios) since 1998.
						   Davis Fund and
						   Selected Fund;
						   Chairman and Chief
						   Executive Officer,
						   Davis Selected
						   Advisers, L.P., and
						   also serves as an
						   executive officer in
						   certain companies
						   affiliated with the
						   Adviser, including
						   sole member of the
						   Adviser's general
						   partner, Davis
						   Investments, LLC;
						   Employee of Shelby
						   Cullom Davis & Co.
						   (registered
						   broker/dealer).


* Jeremy H. Biggs, Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

			DAVIS VARIABLE ACCOUNT FUND, INC.
	     2949 East Elvira Road, Suite 101, Tucson, Arizona 85706
================================================================================


  DIRECTORS                       OFFICERS
  Wesley E. Bass, Jr.             Jeremy H. Biggs
  Jeremy H. Biggs                     Chairman
  Marc P. Blum                    Christopher C. Davis
  Andrew  A. Davis                    President - Davis Value Portfolio, Davis
  Christopher C. Davis                Financial Portfolio & Vice President-
  Jerry D. Geist                      Davis Real Estate Portfolio
  D. James Guzy                   Andrew A. Davis
  G. Bernard Hamilton                 President - Davis Real Estate Portfolio,
  Robert P. Morgenthau                Vice President-Davis Value Portfolio &
  Theodore B. Smith, Jr.              Davis Financial Portfolio
  Christian R. Sonne              Kenneth C. Eich
  Marsha Williams                     Executive Vice President &
				      Principal Executive Officer
				  Sharra L. Reed
				      Vice President, Treasurer
				      & Principal Accounting Officer
				  Thomas D. Tays
				      Vice President & Secretary
INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors")
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
D'Ancona & Pflaum LLC
111 E. Wacker Drive, Suite 2800
Chicago, Illinois 60601-4205

AUDITORS
KPMG LLP
707 Seventeenth Street
Suite 2700
Denver, Colorado 80202

================================================================================
FOR MORE INFORMATION ABOUT THE DAVIS VARIABLE ACCOUNT FUND, INC., INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. A COPY OF THE FUNDS' PROXY VOTING POLICIES AND PROCEDURES IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-2279 OR ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM OR ON THE SEC WEBSITE AT WWW.SEC.GOV.
================================================================================

						 [GRAPHIC OMITTED]

						      DAVIS ADVISORS
						      2949 EAST ELVIRA ROAD
						      SUITE 101
						      TUCSON, AZ 85706
						      1-800-279-0279
						      WWW.DAVISFUNDS.COM


[DAVIS FUNDS LOGO]


Item 2.  Code of Ethics - Not Required

Item 3.  Audit Committee Financial Expert - Not Required

Item 4.  Principal Accountant Fees and Services - Not Required

Item 5.  Audit Committee of Listed Registrants - Not Required

Item 6.  Reserved

Item 7. Disclosure of Proxy Voting Polices and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8.  Reserved

Item 9.  Controls and Procedures

	 (a) The registrant's principal executive officer and principal financial have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

Item 10. Exhibits

	 (a) Code of Ethics - Not Required
	 (b) Sections 302 and 906 certifications of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.


Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS VARIABLE ACCOUNT FUND, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 25, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  August 25, 2003

By /s/ Sharra L. Reed
   Sharra L. Reed
   Principal Financial officer

Date:  August 25, 2003